Other disclosures - Risk Management and Principal Risks - Gross exposure for loans and advances at amortised cost (audited) (Details) £ in Millions	12 Months Ended
	Dec. 31, 2019 GBP (£)
Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Opening/Beginning balance	£ 150,748
Business activity in the year	25,672
Changes to models used for calculation	0	[1]
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(7,988)
Final repayments	(12,708)
Disposals	(787)	[2]
Write-offs	(26)	[3]
Closing/Ending balance	154,911	[4]
Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Opening/Beginning balance	61,774
Business activity in the year	10,457
Changes to models used for calculation	0	[1]
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(5,251)
Final repayments	(4,328)
Disposals	(777)	[2]
Write-offs	(1,695)	[3]
Closing/Ending balance	60,180	[4]
Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Opening/Beginning balance	120,654
Business activity in the year	42,625
Changes to models used for calculation	0	[1]
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	6,372
Final repayments	(36,872)
Disposals	(2,285)	[2]
Write-offs	(162)	[3]
Closing/Ending balance	130,332	[4]
Impairment [member] | Home loans [member]
Loans and advances at amortised cost
Opening/Beginning balance	464
Business activity in the year	5
Changes to models used for calculation	0	[1]
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	13
Final repayments	(19)
Disposals	(5)	[2]
Write-offs	(26)	[3]
Closing/Ending balance	432	[4]
Impairment [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Opening/Beginning balance	5,343
Business activity in the year	282
Changes to models used for calculation	(101)	[1]
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1,863
Final repayments	(181)
Disposals	(627)	[2]
Write-offs	(1,695)	[3]
Closing/Ending balance	4,884	[4]
Impairment [member] | Wholesale loans [member]
Loans and advances at amortised cost
Opening/Beginning balance	963
Business activity in the year	78
Changes to models used for calculation	(28)	[1]
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	315
Final repayments	(174)
Disposals	0	[2]
Write-offs	(162)	[3]
Closing/Ending balance	992	[4]
Stage 1 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Opening/Beginning balance	130,066
Business activity in the year	24,935
Changes to models used for calculation	0	[1]
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(6,931)
Final repayments	(10,427)
Disposals	(723)	[2]
Write-offs	0	[3]
Closing/Ending balance	135,713	[4]
Stage 1 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Opening/Beginning balance	45,785
Business activity in the year	9,664
Changes to models used for calculation	0	[1]
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(5,975)
Final repayments	(3,667)
Disposals	0	[2]
Write-offs	0	[3]
Closing/Ending balance	46,012	[4]
Stage 1 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Opening/Beginning balance	105,375
Business activity in the year	40,837
Changes to models used for calculation	0	[1]
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	5,929
Final repayments	(34,081)
Disposals	(2,285)	[2]
Write-offs	0	[3]
Closing/Ending balance	117,541	[4]
Stage 1 [member] | Impairment [member] | Home loans [member]
Loans and advances at amortised cost
Opening/Beginning balance	31
Business activity in the year	3
Changes to models used for calculation	0	[1]
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(38)
Final repayments	(2)
Disposals	(1)	[2]
Write-offs	0	[3]
Closing/Ending balance	22	[4]
Stage 1 [member] | Impairment [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Opening/Beginning balance	528
Business activity in the year	120
Changes to models used for calculation	16	[1]
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(779)
Final repayments	(54)
Disposals	0	[2]
Write-offs	0	[3]
Closing/Ending balance	542	[4]
Stage 1 [member] | Impairment [member] | Wholesale loans [member]
Loans and advances at amortised cost
Opening/Beginning balance	129
Business activity in the year	51
Changes to models used for calculation	(9)	[1]
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(104)
Final repayments	(30)
Disposals	0	[2]
Write-offs	0	[3]
Closing/Ending balance	143	[4]
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Opening/Beginning balance	18,206
Business activity in the year	734
Changes to models used for calculation	0	[1]
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(843)
Final repayments	(1,827)
Disposals	(62)	[2]
Write-offs	0	[3]
Closing/Ending balance	17,043	[4]
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Opening/Beginning balance	12,229
Business activity in the year	704
Changes to models used for calculation	0	[1]
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	351
Final repayments	(371)
Disposals	0	[2]
Write-offs	0	[3]
Closing/Ending balance	10,759	[4]
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Opening/Beginning balance	13,012
Business activity in the year	1,757
Changes to models used for calculation	0	[1]
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	321
Final repayments	(2,419)
Disposals	0	[2]
Write-offs	0	[3]
Closing/Ending balance	10,432	[4]
Lifetime expected credit losses [member] | Stage 2 [member] | Impairment [member] | Home loans [member]
Loans and advances at amortised cost
Opening/Beginning balance	82
Business activity in the year	2
Changes to models used for calculation	0	[1]
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	27
Final repayments	(4)
Disposals	(4)	[2]
Write-offs	0	[3]
Closing/Ending balance	64	[4]
Lifetime expected credit losses [member] | Stage 2 [member] | Impairment [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Opening/Beginning balance	2,304
Business activity in the year	123
Changes to models used for calculation	(110)	[1]
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	806
Final repayments	(53)
Disposals	0	[2]
Write-offs	0	[3]
Closing/Ending balance	2,007	[4]
Lifetime expected credit losses [member] | Stage 2 [member] | Impairment [member] | Wholesale loans [member]
Loans and advances at amortised cost
Opening/Beginning balance	329
Business activity in the year	27
Changes to models used for calculation	(19)	[1]
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	85
Final repayments	(53)
Disposals	0	[2]
Write-offs	0	[3]
Closing/Ending balance	302	[4]
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Opening/Beginning balance	2,476
Business activity in the year	3
Changes to models used for calculation	0	[1]
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(214)
Final repayments	(454)
Disposals	(2)	[2]
Write-offs	(26)	[3]
Closing/Ending balance	2,155	[4]
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Opening/Beginning balance	3,760
Business activity in the year	89
Changes to models used for calculation	0	[1]
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	373
Final repayments	(290)
Disposals	(777)	[2]
Write-offs	(1,695)	[3]
Closing/Ending balance	3,409	[4]
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Opening/Beginning balance	2,267
Business activity in the year	31
Changes to models used for calculation	0	[1]
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	122
Final repayments	(372)
Disposals	0	[2]
Write-offs	(162)	[3]
Closing/Ending balance	2,359	[4]
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment [member] | Home loans [member]
Loans and advances at amortised cost
Opening/Beginning balance	351
Business activity in the year	0
Changes to models used for calculation	0	[1]
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	24
Final repayments	(13)
Disposals	0	[2]
Write-offs	(26)	[3]
Closing/Ending balance	346	[4]
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Opening/Beginning balance	2,511
Business activity in the year	39
Changes to models used for calculation	(7)	[1]
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1,836
Final repayments	(74)
Disposals	(627)	[2]
Write-offs	(1,695)	[3]
Closing/Ending balance	2,335	[4]
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment [member] | Wholesale loans [member]
Loans and advances at amortised cost
Opening/Beginning balance	505
Business activity in the year	0
Changes to models used for calculation	0	[1]
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	334
Final repayments	(91)
Disposals	0	[2]
Write-offs	(162)	[3]
Closing/Ending balance	547	[4]
Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
UK economic uncertainty adjustment	100
Transfers from Stage 1 to stage 2 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Net transfers between stages	0
Transfers from Stage 1 to stage 2 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Net transfers between stages	0
Transfers from Stage 1 to stage 2 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Net transfers between stages	0
Transfers from Stage 1 to stage 2 [member] | Impairment [member] | Home loans [member]
Loans and advances at amortised cost
Net transfers between stages	0
Transfers from Stage 1 to stage 2 [member] | Impairment [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Net transfers between stages	0
Transfers from Stage 1 to stage 2 [member] | Impairment [member] | Wholesale loans [member]
Loans and advances at amortised cost
Net transfers between stages	0
Transfers from Stage 1 to stage 2 [member] | Stage 1 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Net transfers between stages	(9,051)
Transfers from Stage 1 to stage 2 [member] | Stage 1 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Net transfers between stages	(3,604)
Transfers from Stage 1 to stage 2 [member] | Stage 1 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Net transfers between stages	(3,419)
Transfers from Stage 1 to stage 2 [member] | Stage 1 [member] | Impairment [member] | Home loans [member]
Loans and advances at amortised cost
Net transfers between stages	(1)
Transfers from Stage 1 to stage 2 [member] | Stage 1 [member] | Impairment [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Net transfers between stages	(72)
Transfers from Stage 1 to stage 2 [member] | Stage 1 [member] | Impairment [member] | Wholesale loans [member]
Loans and advances at amortised cost
Net transfers between stages	(11)
Transfers from Stage 1 to stage 2 [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Net transfers between stages	9,051
Transfers from Stage 1 to stage 2 [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Net transfers between stages	3,604
Transfers from Stage 1 to stage 2 [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Net transfers between stages	3,419
Transfers from Stage 1 to stage 2 [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment [member] | Home loans [member]
Loans and advances at amortised cost
Net transfers between stages	1
Transfers from Stage 1 to stage 2 [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Net transfers between stages	72
Transfers from Stage 1 to stage 2 [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment [member] | Wholesale loans [member]
Loans and advances at amortised cost
Net transfers between stages	11
Transfers from Stage 1 to stage 2 [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Net transfers between stages	0
Transfers from Stage 1 to stage 2 [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Net transfers between stages	0
Transfers from Stage 1 to stage 2 [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Net transfers between stages	0
Transfers from Stage 1 to stage 2 [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment [member] | Home loans [member]
Loans and advances at amortised cost
Net transfers between stages	0
Transfers from Stage 1 to stage 2 [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Net transfers between stages	0
Transfers from Stage 1 to stage 2 [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment [member] | Wholesale loans [member]
Loans and advances at amortised cost
Net transfers between stages	0
Transfers from stage 2 to stage 1 [Member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Net transfers between stages	0
Transfers from stage 2 to stage 1 [Member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Net transfers between stages	0
Transfers from stage 2 to stage 1 [Member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Net transfers between stages	0
Transfers from stage 2 to stage 1 [Member] | Impairment [member] | Home loans [member]
Loans and advances at amortised cost
Net transfers between stages	0
Transfers from stage 2 to stage 1 [Member] | Impairment [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Net transfers between stages	0
Transfers from stage 2 to stage 1 [Member] | Impairment [member] | Wholesale loans [member]
Loans and advances at amortised cost
Net transfers between stages	0
Transfers from stage 2 to stage 1 [Member] | Stage 1 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Net transfers between stages	8,000
Transfers from stage 2 to stage 1 [Member] | Stage 1 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Net transfers between stages	4,522
Transfers from stage 2 to stage 1 [Member] | Stage 1 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Net transfers between stages	5,213
Transfers from stage 2 to stage 1 [Member] | Stage 1 [member] | Impairment [member] | Home loans [member]
Loans and advances at amortised cost
Net transfers between stages	28
Transfers from stage 2 to stage 1 [Member] | Stage 1 [member] | Impairment [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Net transfers between stages	701
Transfers from stage 2 to stage 1 [Member] | Stage 1 [member] | Impairment [member] | Wholesale loans [member]
Loans and advances at amortised cost
Net transfers between stages	84
Transfers from stage 2 to stage 1 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Net transfers between stages	(8,000)
Transfers from stage 2 to stage 1 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Net transfers between stages	(4,522)
Transfers from stage 2 to stage 1 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Net transfers between stages	(5,213)
Transfers from stage 2 to stage 1 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment [member] | Home loans [member]
Loans and advances at amortised cost
Net transfers between stages	(28)
Transfers from stage 2 to stage 1 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Net transfers between stages	(701)
Transfers from stage 2 to stage 1 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment [member] | Wholesale loans [member]
Loans and advances at amortised cost
Net transfers between stages	(84)
Transfers from stage 2 to stage 1 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Net transfers between stages	0
Transfers from stage 2 to stage 1 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Net transfers between stages	0
Transfers from stage 2 to stage 1 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Net transfers between stages	0
Transfers from stage 2 to stage 1 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment [member] | Home loans [member]
Loans and advances at amortised cost
Net transfers between stages	0
Transfers from stage 2 to stage 1 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Net transfers between stages	0
Transfers from stage 2 to stage 1 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment [member] | Wholesale loans [member]
Loans and advances at amortised cost
Net transfers between stages	0
Transfers to stage 3 [Member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Net transfers between stages	0
Transfers to stage 3 [Member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Net transfers between stages	0
Transfers to stage 3 [Member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Net transfers between stages	0
Transfers to stage 3 [Member] | Impairment [member] | Home loans [member]
Loans and advances at amortised cost
Net transfers between stages	0
Transfers to stage 3 [Member] | Impairment [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Net transfers between stages	0
Transfers to stage 3 [Member] | Impairment [member] | Wholesale loans [member]
Loans and advances at amortised cost
Net transfers between stages	0
Transfers to stage 3 [Member] | Stage 1 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Net transfers between stages	(199)
Transfers to stage 3 [Member] | Stage 1 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Net transfers between stages	(857)
Transfers to stage 3 [Member] | Stage 1 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Net transfers between stages	(501)
Transfers to stage 3 [Member] | Stage 1 [member] | Impairment [member] | Home loans [member]
Loans and advances at amortised cost
Net transfers between stages	0
Transfers to stage 3 [Member] | Stage 1 [member] | Impairment [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Net transfers between stages	(21)
Transfers to stage 3 [Member] | Stage 1 [member] | Impairment [member] | Wholesale loans [member]
Loans and advances at amortised cost
Net transfers between stages	(2)
Transfers to stage 3 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Net transfers between stages	(510)
Transfers to stage 3 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Net transfers between stages	(1,264)
Transfers to stage 3 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Net transfers between stages	(650)
Transfers to stage 3 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment [member] | Home loans [member]
Loans and advances at amortised cost
Net transfers between stages	(15)
Transfers to stage 3 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Net transfers between stages	(448)
Transfers to stage 3 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment [member] | Wholesale loans [member]
Loans and advances at amortised cost
Net transfers between stages	(19)
Transfers to stage 3 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Net transfers between stages	709
Transfers to stage 3 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Net transfers between stages	2,121
Transfers to stage 3 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Net transfers between stages	1,151
Transfers to stage 3 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment [member] | Home loans [member]
Loans and advances at amortised cost
Net transfers between stages	15
Transfers to stage 3 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Net transfers between stages	469
Transfers to stage 3 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment [member] | Wholesale loans [member]
Loans and advances at amortised cost
Net transfers between stages	21
Transfers from stage 3 [Member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Net transfers between stages	0
Transfers from stage 3 [Member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Net transfers between stages	0
Transfers from stage 3 [Member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Net transfers between stages	0
Transfers from stage 3 [Member] | Impairment [member] | Home loans [member]
Loans and advances at amortised cost
Net transfers between stages	0
Transfers from stage 3 [Member] | Impairment [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Net transfers between stages	0
Transfers from stage 3 [Member] | Impairment [member] | Wholesale loans [member]
Loans and advances at amortised cost
Net transfers between stages	0
Transfers from stage 3 [Member] | Stage 1 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Net transfers between stages	43
Transfers from stage 3 [Member] | Stage 1 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Net transfers between stages	144
Transfers from stage 3 [Member] | Stage 1 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Net transfers between stages	473
Transfers from stage 3 [Member] | Stage 1 [member] | Impairment [member] | Home loans [member]
Loans and advances at amortised cost
Net transfers between stages	2
Transfers from stage 3 [Member] | Stage 1 [member] | Impairment [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Net transfers between stages	103
Transfers from stage 3 [Member] | Stage 1 [member] | Impairment [member] | Wholesale loans [member]
Loans and advances at amortised cost
Net transfers between stages	35
Transfers from stage 3 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Net transfers between stages	294
Transfers from stage 3 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Net transfers between stages	28
Transfers from stage 3 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Net transfers between stages	205
Transfers from stage 3 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment [member] | Home loans [member]
Loans and advances at amortised cost
Net transfers between stages	3
Transfers from stage 3 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Net transfers between stages	14
Transfers from stage 3 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment [member] | Wholesale loans [member]
Loans and advances at amortised cost
Net transfers between stages	25
Transfers from stage 3 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Net transfers between stages	(337)
Transfers from stage 3 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Net transfers between stages	(172)
Transfers from stage 3 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Net transfers between stages	(678)
Transfers from stage 3 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment [member] | Home loans [member]
Loans and advances at amortised cost
Net transfers between stages	(5)
Transfers from stage 3 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Net transfers between stages	(117)
Transfers from stage 3 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment [member] | Wholesale loans [member]
Loans and advances at amortised cost
Net transfers between stages	£ (60)

[1]

Changes to models used for calculation include a £101m movement in Credit cards, unsecured loans and other retail lending and a £28m movement in Wholesale loans. These reflect methodology changes made during the year. Barclays continually review the output of models to determine accuracy of the ECL calculation including review of model monitoring, external benchmarking and experience of model operation over an extended period of time. This ensures that the models used continue to reflect the risks inherent across the businesses.

[2]

The £787m movement of gross loans and advances disposed of across Home loans relates to the sale of a portfolio of mortgages from the Italian loan book. The £777m disposal reported within Credit cards, unsecured loans and other retail lending portfolio relates to debt sales undertaken during the year. Finally, disposals of £2,285m within Wholesale loans relate to the sale of debt securities as part of the Group’s Treasury operations.

[3]

In 2019, gross write-offs amounted to £1,883 m (2018: £1,891m) and post writ e-off recoveries amounted to £124 m (2018: £195m). Net write-offs represent gross write-offs less post write-of f recoveries and amounted to £1,759 m (2018: £1,696m).

[4]

Other financial assets subject to impairment not inc luded in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £149.3bn (December 2018: £129.9bn) and impairment allowance o f £24m (December 2018: £12m). This comprises £12m ECL (December 2018: £10m) on £148.5bn Stage 1 assets (December 2018: £129.3bn), £2m (December 2018: £2m) on £0.8bn Stage 2 fair value through other comprehensive income assets, cash collateral and settlemen t assets (December 2018: £0.6bn) and £10m (December 2018: £nil) on £10m Stage 3 other assets (December 2018: £nil).